Segment information - Segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total investments	€ 8,062	€ 9,007	€ 8,789
Acquisitions of other intangible assets	2,365	2,678	2,842
Tangible assets	5,698	6,329	5,947
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	245	333	279
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 238	€ 325	€ 271